Pensions and other postretirement benefits (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amounts Recognized In Consolidated Balance Sheet [Line Items]
Noncurrent assets (Note 6)	0	442
Current liabilities (Note 7)	(18)	(18)
Noncurrent liabilities	(1,095)	(510)
Pensions [Member]
Amounts Recognized In Consolidated Balance Sheet [Line Items]
Noncurrent assets (Note 6)	0	442
Noncurrent liabilities	(829)	(245)
Total amount recognized	(829)	197
Other Postretirement Benefit Plans Defined Benefit [Member]
Amounts Recognized In Consolidated Balance Sheet [Line Items]
Current liabilities (Note 7)	(18)	(18)
Noncurrent liabilities	(266)	(265)
Total amount recognized	(284)	(283)